Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Noncurrent Assets

($ millions)	2020	2019
Long-term investments	2.5	6.7
Other receivables	15.7	15.7
Other long-term assets	18.2	22.4

Disclosure of long-term investments

($ millions)	2020	2019
Investments in public companies, beginning of year	6.7	8.7
Unrealized loss recognized in other income (loss)	(4.2)	(2.0)
Investments in public companies, end of year	2.5	6.7